Employee stock incentive plans	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Employee stock incentive plans

30. Employee stock incentive plans

The stock compensation expense recognized for employee services received during the year ended March 31, 2021, 2022 and 2023, were ₹ 2,897, ₹ 4,164, and ₹ 3,958, respectively.

Wipro Equity Reward Trust ("WERT")

In 1984, the Company established a controlled trust called WERT. In the earlier years, WERT purchased shares of the Company out of funds borrowed from the Company. The Company’s Board Governance, Nomination and Compensation Committee recommends to WERT certain officers and key employees, to whom WERT issues shares from its holdings at nominal price subject to vesting conditions. WERT held 19,401,215, 14,689,729 and 9,895,836 treasury shares as at March 31, 2021, 2022 and 2023, respectively.

Wipro Employee Stock Option Plans and Restricted Stock Unit Option Plans

A summary of the general terms of grants under stock option plans and restricted stock unit option plans are as follows:

Name of Plan	Number of options reserved under the plan	Range of exercise price
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) (1)	59,797,979	US$ 0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) (1)	59,797,979	₹ 2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) (1)	49,831,651	₹ 2
Wipro Equity Reward Trust Employee Stock Purchase Plan, 2013 (2)	39,546,197	₹ 2

Employees covered under stock option plans and restricted stock unit (the “RSUs”) option plans (collectively, the “Stock Option Plans”) are granted an option to purchase shares of the Company at the respective exercise prices, subject to requirements of vesting conditions. These options generally vest in tranches over a period of one to four years from the date of grant. Upon vesting, the employees can acquire one equity share for every option.

(1)
The maximum contractual term for these RSUs option plans is perpetual until the options are available for grant under the plan.
(2)
The maximum contractual term for these Stock Option Plans is up to May 29, 2023 until the options are available for grant under the plan.

The activity in equity-settled stock option plans and restricted stock unit option plan is summarized below:

		Year ended March 31,
		2021	2022	2023
	Range of exercise price and weighted average exercise price	Numbers of options
Outstanding at the beginning of the year	₹ 2	15,594,190	15,831,948	12,242,672
	US $ 0.03	7,854,540	10,822,476	17,511,902
Granted (1)	₹ 2	6,275,290	2,500,481	2,756,820
	US $ 0.03	5,033,648	10,470,026	8,440,980
Adjustment of Performance based stock options on completion of performance measurement period	₹ 2	(1,291,500)	608,435	(343,451)
	US $ 0.03	(1,021,560)	570,076	(943,333)
Exercised	₹ 2	(3,356,199)	(4,712,311)	(4,910,689)
	US $ 0.03	(3,269,832)	(2,930,735)	(5,730,830)
Modification **	₹ 2	-	-	-
	US $ 0.03	3,453,015	-	-
Forfeited and expired	₹ 2	(1,389,833)	(1,985,881)	(1,292,861)
	US $ 0.03	(1,227,335)	(1,419,941)	(2,821,161)
Outstanding at the end of the year	₹ 2	15,831,948	12,242,672	8,452,491
	US $ 0.03	10,822,476	17,511,902	16,457,558
Exercisable at the end of the year	₹ 2	2,679,538	2,478,568	2,806,799
	US $ 0.03	465,603	1,072,118	1,329,682

(1)
Includes 2,969,860, 1,135,949 and Nil Performance based stock options (RSUs) during the year ended March 31, 2021, 2022 and 2023, respectively. 2,376,980, 2,941,546 and Nil Performance based stock options (ADS) during the year ended March 31, 2021, 2022 and 2023, respectively. Performance based stock options (RSUs) were issued under Wipro Employee Restricted Stock Unit plan 2007 (WSRUP 2007 plan) and Performance based stock options (ADS) were issued under Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan). Performance based stock options will vest based on the performance parameters of the Company.

The activity in cash-settled stock option plans and restricted stock unit option plan is summarized below:

	Year ended March 31,
	2021	2022	2023
	Number of options
Outstanding at the beginning of the year	4,721,388	78,199	24,600
Modification **	(3,453,015)	-	-
Exercised	(845,066)	(46,133)	(12,800)
Forfeited and lapsed	(345,108)	(7,466)	-
Outstanding at the end of the year	78,199	24,600	11,800
Exercisable at the end of the year	23,999	2,800	7,600

** RSUs arrangements that were modified during the year ended March 31, 2021

Pursuant to the SEBI clarification dated December 18, 2020, the restriction under SEBI circular dated October 10, 2019, “Framework of Depository Receipts” shall not apply in case of issue of depository receipts to NRIs, pursuant to share based employee benefit schemes which are implemented by a company in terms of SEBI (Share Based Employee Benefits) Regulations 2014, the Board Governance, Nomination and Compensation Committee approved in January 2021, allotment of underlying equity shares in respect of ADSs to be issued and allocated to NRI employees upon exercise of vested ADS RSU under the Company’s WARSUP 2004 Plan. This change was accounted as a modification during the year ended March 31, 2021, and the fair value on the date of modification was determined based on prevailing market price and accordingly an amount of ₹ 739 was recognized as equity with a corresponding adjustment to financial liability.

The following table summarizes information about outstanding stock options and restricted stock unit option plan:

	Year ended March 31,
	2021		2022		2023
Range of exercise price and weighted average exercise price	Number of options	Weighted average remaining life (months)	Number of options	Weighted average remaining life (months)	Number of options	Weighted average remaining life (months)
₹ 2	15,831,948	18	12,242,672	13	8,452,491	14
US$ 0.03	10,822,476	19	17,511,902	20	16,457,558	21

The weighted average grant date fair value of options granted during the year ended March 31, 2021, 2022 and 2023 was ₹ 354.78, ₹ 603.47, and ₹ 422.37 for each option, respectively. The weighted average share price of options exercised during the year ended March 31, 2021, 2022 and 2023 was ₹ 354.45, ₹ 604.47, and ₹ 421.06 for each option, respectively.